Share-Based Compensation - Restricted Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding at beginning of year (in shares)	214,158
Granted (in shares)	0
Canceled/forfeited (in shares)	(47,182)
Lapse of restrictions (in shares)	(120,068)
Outstanding at end of year (in shares)	46,908	214,158
Restricted Stock
Number of Shares
Outstanding at beginning of year (in shares)	296,259
Granted (in shares)	0
Canceled/forfeited (in shares)	(67,672)
Lapse of restrictions (in shares)	(150,030)
Outstanding at end of year (in shares)	78,557	296,259
Wgtd. Avg. Fair Value per Share
Outstanding at beginning of year (in dollars per share)	$ 16.32
Granted (in dollars per share)	0.00	$ 5.08	$ 17.28
Canceled/forfeited (in dollars per share)	16.97
Lapse of restrictions (in dollars per share)	15.90
Outstanding at end of year (in dollars per share)	$ 16.57	$ 16.32
Additional Information
Total value of stock that vested	$ 2.4	$ 4.7	$ 5.0
Weighted average remaining life	1 year